Unsecured Convertible Loan Notes and Derivative Financial Instruments - Additional Information (Details)		6 Months Ended
	Jun. 21, 2023 $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2024 $ / shares	Jun. 30, 2024 USD ($)	Jun. 21, 2023 USD ($) shares
Disclosure of detailed information about financial instruments [line items]
Number of shares issued | shares					45,221,586
Percentage of convertible notes	4.00%
Convertible notes maturity date	Jun. 07, 2028
Par value per share | $ / shares	$ 1
Face value of notes issued | $					$ 30,000,000
Conversion price of per ordinary share | $ / shares	$ 1.6
Unpaid interest | $		$ 0
Derivative average price option strike price | $ / shares			$ 1.6
Derivative liability | $				$ 426,553
Change of AUD $0.10
Disclosure of detailed information about financial instruments [line items]
Derivative average price option strike price | $ / shares			0.1
Derivative asset | $				1,114,507
Change of AUD $0.80
Disclosure of detailed information about financial instruments [line items]
Derivative average price option strike price | $ / shares			$ 0.8
Derivative asset | $				$ 11,569,172